Document and Entity Information	Mar. 19, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001120193
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	Nasdaq, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38855
Entity Tax Identification Number	52-1165937
Entity Address, Address Line One	151 W. 42nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	401 8700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock .01parvaluepershare [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	NDAQ
Security Exchange Name	NASDAQ
Four Point Five Zero Zero Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2032
Trading Symbol	NDAQ32
Security Exchange Name	NASDAQ
Zero Point Nine Zero Zero Senior Unsecured Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.900% Senior Notes due 2033
Trading Symbol	NDAQ33
Security Exchange Name	NASDAQ
Zero Point Eight Seven Five Percent Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Senior Notes due 2030
Trading Symbol	NDAQ30
Security Exchange Name	NASDAQ
One Point Seven Five Percent Senior Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.75% Senior Notes due 2029
Trading Symbol	NDAQ29
Security Exchange Name	NASDAQ